Revenues	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenues
20.	Revenues

According to the General Law on Airports and its regulations in Mexico, certain of the Company’s revenue are classified as airport, complementary and commercial services. Airport services generally include the use of airport runways, taxiways and parking areas for arriving and departing planes, use of passenger walkways, security services, hangars, and, in general, use of the space inside the terminal and other infrastructure by aircraft, passengers and cargo services. These services include rental of space that is vital for the operation of airlines and complementary service suppliers. Complementary services are ramps and handling services, catering, maintenance and repairs, and traffic and dispatch services. Commercial services include services that are not essential for the operation of an airport; therefore, these revenues are not regulated by MT, such as car parking services, lease of space to retailers, restaurants and banks, among others. The revenues of the subsidiaries MBJA and PACKAL have the same classification, therefore consolidated in the area that correspond to the numbers of airports in Mexico.

A price regulation system establishes in Mexico a MT rate for airport services and complementary services for each airport for each year in a five-year period. The maximum rate is the maximum amount of revenues per “workload unit” that may be earned at an airport each year from regulated sources. Under this regulation, a workload unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo. As of December 2019, SCT authorized the Company’s maximum rates applicable for the period 2020-2024. In August 2020, the Company presented to the Aeronautical Authority a proposal for adjustment to the Master Development Programs, which was authorized in November 2020, so the investment figures were adjusted and from 2021 new TM will apply for the 2021-2024 period.

The maximum rates of the Jamaican Airports, were approved in November 2019 and are applicable from the period 2020-2024.

During the periods ended December 31, 2018, 2019 and 2020, compliance with the TM by the Company’s Mexican airports were 100.0%, 100% and 99.1%, respectively.

The table below presents a summary for the years ended December 31, 2018, 2019 and 2020, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SCT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues.  For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2018		2019		2020
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	783,098	Ps.	862,759	Ps.	536,336
Charges for not canceling extended stay reservations		9,605		9,065		6,469
Parking on embarking/disembarking platform		83,326		87,740		58,126
Parking on extended stay or overnight platform		72,313		86,693		82,517
Passenger walkways and shuttle buses		36,688		38,745		19,711
Airport security charges		207,449		263,436		193,144
Airport real estate services to airlines:
Leasing of hangars to airlines		30,228		28,230		22,793
Leasing of shops, warehouses and stockrooms to airlines (operating)		4,229		5,962		4,107
Leasing of space and other terminal facilities to airlines within the terminal (operating)		58,893		63,545		42,129
Leasing of land and other surfaces to airlines outside the terminal (operating)		7,734		12,254		5,246
Leasing of check-in desks and other terminal space		445		1,794		3,829
Leasing of desks and other terminal space for ticket sale		9,063		7,817		3,261

Airport passenger services:
Domestic passenger charges		3,802,763		4,151,565		2,929,963
International passenger charges		3,950,085		4,437,701		2,999,583
Airport real estate services and rights of access to other operators		38,330		44,768		47,724
Complementary services:
Catering services		31,733		26,110		12,947
Other third-party ramp services rendered to airlines		68,244		99,694		83,717
Traffic and/or dispatch		57,276		51,769		29,941
Fuel supply or removal		238,178		257,774		135,598
Third-party airplane maintenance and repair		9,474		10,299		8,601
Total regulated revenues included in the maximum rate		9,499,154		10,547,720		7,225,742

Regulated revenues not included in the maximum rate:
Car parking charges		320,448		368,750		234,553
Recovery of cost over aeronautical services		153,409		175,028		102,048
Recovery of cost over non-aeronautical services		47,480		60,947		71,581
Total regulated revenues not included in the maximum rate		521,337		604,725		408,182
Total regulated revenues		10,020,491		11,152,445		7,633,881

	2018		2019		2020
Unregulated revenues(1)
Commercial concessions:
Retail operations		221,860		265,249		171,720
Food and beverages		193,971		316,310		197,441
Duty free		423,904		501,252		255,468
VIP lounges		39,884		53,610		27,218
Financial services		47,618		49,302		37,304
Communications and networks		14,479		16,045		13,167
Car rentals		270,698		346,503		248,755
Commercial leasing		12,338		11,677		15,592
Advertising		193,656		211,856		99,242
Time sharing developers		196,152		221,928		102,428
Leasing of space to airlines and other complementary service providers (non-operating)		126,791		136,633		125,606
Lease outside the terminal		58,259		59,959		63,762
Convenience store		100,325		158,262		98,164
VIP Lounges operated directly		222,736		273,354		144,897
Royalties		6,823		7,203		3,889
Revenues from sharing of commercial activities:
Retail operations		123,134		115,630		82,060
Food and beverages		142,991		166,198		107,317
Duty free		44,407		26,085		57,006
Financial services		19,650		22,267		13,184
Car rentals		39,556		32,080		34,528
Access fee for ground transportation		82,730		92,833		56,697
Non-airport access fees		37,067		36,270		29,644
Other leases		24,445		23,285		9,062
Services rendered to ASA		93		132		701
Various commercial-related revenues		18,628		22,852		45,062
Total unregulated revenues		2,662,195		3,166,775		2,039,914
Total aeronautical and non-aeronautical services	Ps.	12,682,686	Ps.	14,319,220	Ps.	9,673,795

(1)

Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 33).

Revenues from improvements to concession assets are recognized with respect to the additions and improvements made for the Company, which are committed under the MDP, and is a requirement of fulfillment. Revenues for the years ended as of December 31, 2018, 2019 and 2020 accounted for Ps. 1,440,204, Ps. 1,906,801 and Ps. 2,192,578, respectively.

The revenues of the Company recognized as of December 31, 2018, 2019 and 2020 transferred at a point in time was Ps. 9,265,776, Ps. 10,306,453 and Ps. 7,060,402, respectively and the revenues for services transferred over time was Ps. 3,416,910, Ps4,012,766 and Ps. 2,613,393, respectively, which originated from the leasing of commercial spaces.

The revenues of the Company are measured based on the consideration specified in a contract with a client. The trade account receivable from clients corresponds to the total revenue of the Company of this note. The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

Type Contract	Nature and timing of service	Revenue recognition according IFRS 15

Aeronautical contracts with Airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.

Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.